Derivative Financial Instruments (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Oct. 02, 2011
Cash Flow Hedging [Member] | Foreign Exchange [Member]
Derivative [Line Items]
Net derivative losses, net of taxes, included in accumulated other comprehensive income related to cash flow hedges	$ 2.9	$ 11.1
Amount of derivative losses pertaining to hedging instruments that will be dedesignated within twelve months, foreign currency	2.9
Outstanding contracts expire (in months)	12 months
Cash Flow Hedging [Member] | Coffee [Member]
Derivative [Line Items]
Net derivative losses, net of taxes, included in accumulated other comprehensive income related to cash flow hedges	32.9
Outstanding contracts expire (in months)	15 months
Amount of derivative losses pertaining to hedging instruments that will be dedesignated within twelve months, coffee	26.9
Net Investment Hedging [Member] | Foreign Exchange [Member]
Derivative [Line Items]
Accumulated Other Comprehensive Income (Loss), Cumulative Changes in Net Gain (Loss) from Net Investment Hedges, Effect Net of Tax	$ 33.6	$ 34.2
Outstanding contracts expire (in months)	29 months